Accounts Receivable And Accrued Revenues (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable And Accrued Revenues [Abstract]
Schedule Of Accounts Receivable And Accrued Revenues

As at December 31	2015	2014

Trade Receivables and Accrued Revenue	$606	$1,223
Prepaids	25	60
Deposits and Other	18	30
	649	1,313
Allowance for Doubtful Accounts	(4)	(6)
	$645	$1,307